Nature of Business and Organization (Details)	12 Months Ended
	Jun. 30, 2019 USD ($)		Jun. 30, 2019 CNY (¥)
% of Ownership	8.30%		8.30%
Puhui BVI [Member]
Place of incorporation	A British Virgin Islands company
Date of incorporation	Dec. 06, 2017
% of Ownership	100.00%		100.00%
Puhui HK [Member}
Place of incorporation	A Hong Kong company
Date of incorporation	Dec. 18, 2017
% of Ownership	100.00%		100.00%
Puhui WFOE [Member}
Place of incorporation	A PRC limited liability company and a deemed wholly foreign owned enterprise (“WFOE”)
Date of incorporation	Jan. 30, 2018
% of Ownership	100.00%		100.00%
Puhui WFOE [Member} | January 2040 [Member]
Regsitered Capital	$ 10,000,000
Puhui Beijing [Member]
Place of incorporation	A PRC limited liability company	[1]
Date of incorporation	Sep. 24, 2013	[1]
Regsitered Capital	$ 8,501,241	[1]
Ownership	VIE of Puhui WFOE	[1]
Puhui Beijing [Member] | RMB [Member]
Regsitered Capital | ¥			¥ 53,000,000	[1]
Qingdao Puhui [Member]
Place of incorporation	A PRC limited liability company	[2]
Date of incorporation	Oct. 29, 2015	[2]
Regsitered Capital	$ 781,115	[2]
Ownership	100% owned by Puhui Beijing	[2]
Qingdao Puhui [Member] | RMB [Member]
Regsitered Capital | ¥			¥ 5,000,000	[2]
Shanghai Pucai [Member]
Place of incorporation	PRC
Date of incorporation	Jul. 08, 2014
Regsitered Capital	$ 818,170
% of Ownership	100.00%		100.00%
Shanghai Pucai [Member] | RMB [Member]
Regsitered Capital	$ 5,000,000
Beijing Pusheng [Member]
Place of incorporation	PRC
Date of incorporation	Mar. 19, 2018
% of Ownership	100.00%		100.00%
Beijing Pusheng [Member] | January 1,2040 [Member}
Regsitered Capital	$ 1,579,255
Beijing Pusheng [Member] | January 1,2040 [Member} | RMB [Member]
Regsitered Capital	$ 10,000,000
Shanghai Ruyue [Member]
Place of incorporation	PRC
Date of incorporation	Apr. 27, 2017
% of Ownership	100.00%		100.00%
Shanghai Ruyue [Member] | March 29, 2037 [Member]
Regsitered Capital	$ 1,449,260
Shanghai Ruyue [Member] | March 29, 2037 [Member] | RMB [Member]
Regsitered Capital	$ 10,000,000
Beijing Haidai Puhui Information Consulting Co. Ltd. (Beijing Haidai) [Member]
Place of incorporation	PRC
Date of incorporation	May 30, 2018
% of Ownership	57.00%		57.00%
Beijing Haidai Puhui Information Consulting Co. Ltd. (Beijing Haidai) [Member] | December 31, 2040 [Member]
Regsitered Capital	$ 15,634,038
Beijing Haidai Puhui Information Consulting Co. Ltd. (Beijing Haidai) [Member] | December 31, 2040 [Member] | RMB [Member]
Regsitered Capital	$ 100,000,000
Beijing Ruyue Haipeng Management Consulting Co., Ltd.[Member]
Place of incorporation	PRC
Date of incorporation	Jun. 23, 2017
% of Ownership	60.00%		60.00%
Beijing Ruyue Haipeng Management Consulting Co., Ltd.[Member] | January 1,2040 [Member}
Regsitered Capital	$ 243,697
Beijing Ruyue Haipeng Management Consulting Co., Ltd.[Member] | January 1,2040 [Member} | RMB [Member]
Regsitered Capital	$ 1,666,666
Shanghai Hengshi Business Consulting Co., Ltd. [Member]
Place of incorporation	PRC
Date of incorporation	Jul. 21, 2017
Regsitered Capital	$ 49,244
% of Ownership	60.00%		60.00%
Shanghai Hengshi Business Consulting Co., Ltd. [Member] | RMB [Member]
Regsitered Capital	$ 333,333
Shanghai Hengshi Business Consulting Co., Ltd. [Member] | May 21, 2030 [Member]
Regsitered Capital	19,698
Shanghai Hengshi Business Consulting Co., Ltd. [Member] | May 21, 2030 [Member] | RMB [Member]
Regsitered Capital	133,333
Shanghai Hengshi Business Consulting Co., Ltd. [Member] | April 21, 2037 [Member]
Regsitered Capital	29,546
Shanghai Hengshi Business Consulting Co., Ltd. [Member] | April 21, 2037 [Member] | RMB [Member]
Regsitered Capital	$ 200,000
hanghai Junshen Enterprise Management Consulting Co., Ltd. ("Shanghai Junshen") [Member]
Place of incorporation	PRC
Date of incorporation	Aug. 15, 2017
% of Ownership	60.00%		60.00%
hanghai Junshen Enterprise Management Consulting Co., Ltd. ("Shanghai Junshen") [Member] | August 14, 2037 [Member]
Regsitered Capital	$ 249,576
hanghai Junshen Enterprise Management Consulting Co., Ltd. ("Shanghai Junshen") [Member] | August 14, 2037 [Member] | RMB [Member]
Regsitered Capital	$ 1,666,666
Beijing Puhui Shanying Management Consulting Co., Ltd. [Member]
Place of incorporation	PRC
Date of incorporation	Sep. 05, 2017
% of Ownership	60.00%		60.00%
Beijing Puhui Shanying Management Consulting Co., Ltd. [Member] | January 1,2040 [Member}
Regsitered Capital	$ 76,311
Beijing Puhui Shanying Management Consulting Co., Ltd. [Member] | January 1,2040 [Member} | RMB [Member]
Regsitered Capital	$ 500,000
Beijing Ruyue Jiahe Management Consulting Co., Ltd. ("Beijing Jiahe") [Member]
Place of incorporation	PRC
Date of incorporation	Jul. 14, 2017
% of Ownership	60.00%		60.00%
Beijing Ruyue Jiahe Management Consulting Co., Ltd. ("Beijing Jiahe") [Member] | January 1,2040 [Member}
Regsitered Capital	$ 343,962
Beijing Ruyue Jiahe Management Consulting Co., Ltd. ("Beijing Jiahe") [Member] | January 1,2040 [Member} | RMB [Member]
Regsitered Capital	$ 2,333,333
Beijing Zhangpuji Management Consulting Co., Ltd. ("Beijing Zhangpuji") [Member]
Place of incorporation	PRC
Date of incorporation	Sep. 15, 2017
% of Ownership	50.00%		50.00%
Beijing Zhangpuji Management Consulting Co., Ltd. ("Beijing Zhangpuji") [Member] | January 1,2040 [Member}
Regsitered Capital	$ 30,564
Beijing Zhangpuji Management Consulting Co., Ltd. ("Beijing Zhangpuji") [Member] | January 1,2040 [Member} | RMB [Member]
Regsitered Capital	$ 200,000
Shanghai Junshen Enterprise Management Consulting Co., Ltd. ("Shanghai Junshen") [Member]
Place of incorporation	PRC
Date of incorporation	Jul. 17, 2019
% of Ownership	70.00%		70.00%
Shanghai Junshen Enterprise Management Consulting Co., Ltd. ("Shanghai Junshen") [Member] | June 30, 2038 [Member]
Regsitered Capital	$ 72,650
Shanghai Junshen Enterprise Management Consulting Co., Ltd. ("Shanghai Junshen") [Member] | June 30, 2038 [Member] | RMB [Member]
Regsitered Capital	$ 500,000
Beijing Fenghui Management Consulting Co., Ltd. ("Beijing Fenghui") [Member]
Place of incorporation	PRC
Date of incorporation	Oct. 23, 2017
% of Ownership	51.00%		51.00%
Beijing Fenghui Management Consulting Co., Ltd. ("Beijing Fenghui") [Member] | January 1,2040 [Member}
Regsitered Capital	$ 75,326
Beijing Fenghui Management Consulting Co., Ltd. ("Beijing Fenghui") [Member] | January 1,2040 [Member} | RMB [Member]
Regsitered Capital	$ 500,000
Beijing Lingsheng Chuangyuan Management Consulting Co., Ltd. ("Beijing Lingsheng") [Member]
Place of incorporation	PRC
Date of incorporation	Jan. 22, 2018
% of Ownership	51.00%		51.00%
Beijing Lingsheng Chuangyuan Management Consulting Co., Ltd. ("Beijing Lingsheng") [Member] | January 1,2040 [Member}
Regsitered Capital	$ 78,059
Beijing Lingsheng Chuangyuan Management Consulting Co., Ltd. ("Beijing Lingsheng") [Member] | January 1,2040 [Member} | RMB [Member]
Regsitered Capital	$ 500,000
Suzhou Shanghui Management Consulting Co., Ltd. ("Suzhou Shanghui") [Member]
Place of incorporation	PRC
Date of incorporation	Mar. 13, 2018
% of Ownership	70.00%		70.00%
Suzhou Shanghui Management Consulting Co., Ltd. ("Suzhou Shanghui") [Member] | February 28, 2048 [Member]
Regsitered Capital	$ 79,076
Suzhou Shanghui Management Consulting Co., Ltd. ("Suzhou Shanghui") [Member] | February 28, 2048 [Member] | RMB [Member]
Regsitered Capital	$ 500,000
Beijing Puhui Ruihe Management Consulting Co., Ltd. ("Puhui Ruihe") [Member]
Place of incorporation	PRC
Date of incorporation	Jun. 26, 2018
% of Ownership	70.00%		70.00%
Beijing Puhui Ruihe Management Consulting Co., Ltd. ("Puhui Ruihe") [Member] | January 1,2040 [Member}
Regsitered Capital	$ 75,996
Beijing Puhui Ruihe Management Consulting Co., Ltd. ("Puhui Ruihe") [Member] | January 1,2040 [Member} | RMB [Member]
Regsitered Capital	$ 500,000
Beijing Hongsheng Management Consulting Co., Ltd. ("Beijing Hongsheng") [Member]
Place of incorporation	PRC
Date of incorporation	Jan. 21, 2019
% of Ownership	70.00%		70.00%
Beijing Hongsheng Management Consulting Co., Ltd. ("Beijing Hongsheng") [Member] | December 31, 2040 [Member]
Regsitered Capital	$ 73,775
Beijing Hongsheng Management Consulting Co., Ltd. ("Beijing Hongsheng") [Member] | December 31, 2040 [Member] | RMB [Member]
Regsitered Capital	$ 500,000

[1]	Puhui Beijing was a general partner in two limited partnerships, Beijing Jiongheng Management Consulting Center (Limited Partnership) ("Beijing Jiongheng") and Beijing Jiongying Management Consulting Center (Limited Partnership) ("Beijing Jiongying"). By following similar evaluation as above, these two limited partnerships were considered as VIEs of Puhui Beijing. These two partnerships were dissolved in January 2019 and there was no activity as of the date of dissolution.
[2]	Qingdao Puhui is a general partner in ten limited partnerships it set up with registered capital of RMB1.0 million. The purpose of these limited partnerships is to raise capital from investors and transform these limited partnerships into investment funds for fund management business. Upon establishment, Qingdao Puhui is deemed to be the primary beneficiary thus consolidates these limited partnerships as it acts as the only general partner and one Vice President of the Company acts as the only limited partner. Once investors have been admitted as the new partners with agreed capital injection, these limited partners will file their status with the PRC authority in accordance with the rules and regulations on investment funds in China, and therefore obtain the qualification to officially start business as an investment fund in China. Upon filing of the investment fund status, the Company reassesses its interests in these limited partnerships and determines if it would continue to consolidate or deconsolidate these limited partnerships in accordance with the requirements ASU 2015-02. As of June 30, 2019, two out of the ten limited partnerships have been filed as investment funds and are in operations, including Beijing Ruying Consulting Center (LP) and Xinyu Jiji. Both limited partnerships are not consolidated in the Company's consolidated financial statements. The other eight limited partnerships has no activities as of June 30, 2019 other than initial set up fees incurred. See Note 2 for consolidation policies.